Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
U.S.	$ (261.1)	$ (780.6)	$ (157.8)
Foreign	179.6	(603.5)	145.3
Loss before income tax expense (benefit) and equity in (loss) earnings of joint ventures	(81.5)	(1,384.1)	(12.5)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)	38.9	6.7	(46.6)
Deferred Federal Income Tax Expense (Benefit)	(0.2)	37.2	(29.6)
Federal Income Tax Expense (Benefit), Continuing Operations	38.7	43.9	(76.2)
Current State and Local Tax Expense (Benefit)	(14.0)	4.6	(3.8)
Deferred State and Local Income Tax Expense (Benefit)	0.7	4.7	(2.3)
State and Local Income Tax Expense (Benefit), Continuing Operations	(13.3)	9.3	(6.1)
Current Foreign Tax Expense (Benefit)	47.5	15.9	44.2
Deferred Foreign Income Tax Expense (Benefit)	(8.0)	4.0	(15.2)
Foreign Income Tax Expense (Benefit), Continuing Operations	39.5	19.9	29.0
Current Income Tax Expense (Benefit)	72.4	27.2	(6.2)
Deferred Income Tax Expense (Benefit)	(7.5)	45.9	(47.1)
Income Tax Expense (Benefit), Continuing Operations	64.9	73.1	(53.3)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income tax at federal statutory rate	(35.00%)	(35.00%)	(35.00%)
Effect of foreign operations	(71.60%)	19.30%	(47.40%)
Foreign incentives	(5.70%)	(1.10%)	(121.60%)
Foreign repatriation	(2.10%)	0.40%	(91.70%)
State income taxes, net of U.S. Federal benefit	(16.60%)	0.70%	(26.80%)
Tax authority positions, net	3.80%	1.20%	(97.00%)
Valuation allowance	183.20%	15.10%	0.00%
Other, net	23.60%	4.70%	(6.90%)
Effective tax expense (benefit) rate	79.60%	5.30%	(426.40%)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	46.2	30.4
Additions based on tax positions related to the current year	7.8	15.9
Reductions for tax positions of prior years	(3.1)	(0.1)
End of year	50.9	46.2	30.4
Deferred tax assets:
Inventories	14.9	17.1
Restructuring liabilities	31.2	42.5
Expense accruals	52.0	53.1
Solar energy systems	461.9	366.7
Deferred tax assets, deferred revenue	66.3	4.4
Property, plant and equipment	35.7	54.1
Pension, medical and other employee benefits	12.2	27.2
Foreign repatriation	3.4	3.4
Net operating loss carryforwards	132.3	91.5
Foreign tax credits	70.8	28.8
Other	75.6	38.4
Total deferred tax assets	956.3	727.2
Valuation allowance	(510.5)	(415.7)
Net deferred tax assets	445.8	311.5
Deferred tax liabilities:
Solar energy systems	(286.7)	(191.2)
Other	(74.2)	(12.4)
Total deferred tax liabilities	(360.9)	(203.6)
Deferred Tax Assets, Net, Classification [Abstract]
Current deferred tax assets, net (recorded in prepaids and other current assets)	90.8	63.1
Non-current deferred tax assets, net	(5.9)	44.8
Net deferred tax assets	$ 84.9	$ 107.9